UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2006
                                                         -----------------------


Check here if Amendment []; Amendment Number:
                                                       --------
This Amendment (Check only one.):         [] is a restatement.
                                          [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Strome Investment Management, L.P.
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Address:      100 Wilshire Blvd., Suite 1750
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              Santa Monica, CA 90401
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Form 13F File Number:  28-      04963
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael D. Achterberg
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Title:        Chief Financial Officer
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Phone:        310-917-6600
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Signature, Place, and Date of Signing:

  /s/ Michael D. Achterberg             Santa Monica, CA             11/13/2006
-----------------------------  ----------------------------------   ------------
         [Signature]                  [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              1
                                                    -------------------

Form 13F Information Table Entry Total:                        30
                                                    -------------------

Form 13F Information Table Value Total:            $      122,143
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                                                           (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File No.   Name

01     28-4168        Mark Strome

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Name of Issuer                                                Shares/             Investment
                                Title of    Cusip     Value     Prn   Share/ Put/ Discretion   Other    Voting
                                 Class              (x$1000)  Amount   Prn   Call   Shared*   Managers Authority  Sole  Shared  None
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
ALLIANCE HOLDINGS GP LP        COM UNITS
                                   LP     01861G100   1,159   60,000    SH          DEFINED     1      60,000
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BRISTOL MYERS SQUIBB CO           COM     110122108  12,460  500,000    SH          DEFINED     1      500,000
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BUCKEYE GP HOLDINGS L.P.       COM UNITS
                                   LP     118167105    690    44,400    SH          DEFINED     1      44,400
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CALUMET SPECIALTY PRODS PTNR     UT LTD
                                PARTNER   131476103   3,841  120,216    SH          DEFINED     1      120,216
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CAMECO CORP                       COM     13321L108   3,657  100,000    SH          DEFINED     1      100,000
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CROSSTEX ENERGY LP                COM     22765U102   1,788   50,000    SH          DEFINED     1      50,000
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CROSSTEX ENERGY INC.              COM     22765Y104  10,766  120,200    SH          DEFINED     1      120,200
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ENERGY TRANSFER PRTNRS L P      UNIT LTD
                                 PARTN    29273R109   1,622   35,000    SH          DEFINED     1      35,000
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ENERGY TRANSFER EQUITY L P       COM UT
                                LTD PTN   29273V100    459    15,700    SH          DEFINED     1      15,700
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ENTERPRISE PRODS PARTNERS L       COM     293792107   4,850  181,300    SH          DEFINED     1      181,300
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GENENTECH INC                   COM NEW   368710406   8,270  100,000    SH          DEFINED     1      100,000
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GLOBAL PARTNERS LP             COM UNITS  37946R109    763    34,000    SH          DEFINED     1      34,000
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HILAND PARTNERS L P              UT LTD
                                PARTNER   431291103    324    6,950     SH          DEFINED     1       6,950
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INTEL CORP                        COM     458140100   8,228  400,000    SH          DEFINED     1      400,000
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ISHARES TR                     NASDQ BIO
                                 INDX     464287556   1,845   25,000    SH          DEFINED     1      25,000
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K SEA TRANSN PARTNERS LP          COM     48268Y101    511    15,000    SH          DEFINED     1      15,000
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LEAP WIRELESS INTL INC          COM NEW   521863308   9,698  200,000    SH          DEFINED     1      200,000
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MAGELLAN MIDSTREAM HLDGS LP     COM LP
                                 INTS     55907R108   2,925  130,000    SH          DEFINED     1      130,000
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MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT
                                 RP LP    559080106   1,845   50,000    SH          DEFINED     2      50,000
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ONEOK PARTNERS LP              UNIT LTD
                                PARTN     68268N103    844    15,000    SH          DEFINED     1      15,000
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PATIENT SAFETY TECHNLGS INC       COM     70322H106    10     6,500     SH          DEFINED     1       6,500
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PLAINS ALL AMERICAN PIPELINE   UNIT LTD
  L.P. COMM0N U                 PARTN     726503105  12,298  266,479    SH          DEFINED     1      266,479
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QUILMES INDL QUINSA SOCIETE     SP ADR
                                 CL B     74838Y207   8,514  159,000    SH          DEFINED     1      159,000
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SANDERS MORRIS HARRIS GRP INC     COM     80000Q104   3,128  250,000    SH          DEFINED     1      250,000
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SCHERING-PLOUGH CORP              COM     806605101   4,418  200,000    SH          DEFINED     1      200,000
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STREETTRACKS SPDR BIOTECH ETF     SPDR
                                 BIOTE
                                  ETF     86330E752   2,279   50,000    SH          DEFINED     1      50,000
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TALISMAN ENERGY INC.              COM     87425E103   5,235  319,590    SH          DEFINED     1      319,590
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TERRA NITROGEN CO LP           COM UNIT   881005201   3,400  130,000    SH          DEFINED     1      130,000
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WILLIAMS PARTNERS L. P.        COM UNIT
                                  LP      96950F104   6,316  175,000    SH          DEFINED     1      175,000
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*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS
BEING FILED
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